Investment properties (Table)	12 Months Ended
Jun. 30, 2019
Investment properties
Schedule of investment property

£’000
At 1 July 2017
Cost	19,769
Accumulated depreciation and impairment	(5,803)
Net book amount	13,966
Year ended 30 June 2018
Opening net book amount	13,966
Depreciation charge	(130)
Closing net book amount	13,836
At 30 June 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)
Net book amount	13,836
Year ended 30 June 2019
Opening net book amount	13,836
Additions	12,424
Depreciation charge	(157)
Impairment charge	(1,124)
Closing net book amount	24,979
At 30 June 2019
Cost	32,193
Accumulated depreciation and impairment	(7,214)
Net book amount	24,979

Schedule of other amounts recognized in profit or loss for investment properties

	2019	2018	2017
	£’000	£’000	£’000
Rental revenue	1,749	1,371	1,260
Direct operating expenses from properties, all of which generated rental revenue	416	182	679